Mezzanine Equity - Rights, preferences and privileges of the preferred shares (Details)	6 Months Ended		12 Months Ended
	Apr. 30, 2025 USD ($) Vote	Apr. 30, 2024 USD ($)	Oct. 31, 2024 USD ($) Vote	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)
Mezzanine Equity
Liquidation rights, issue price	100.00%		100.00%
Liquidation rights, compound interest rate	10.00%		10.00%
Voting Rights per share | Vote	1		1
Redemption rights, purchase price	100.00%		100.00%
Redemption rights, compound interest rate	10.00%	10.00%	10.00%
Accrued interest	$ 12,890,596	$ 10,979,222	$ 12,890,596	$ 9,088,624
Preferred shares, carrying value	$ 12,891,574	$ 10,980,200	$ 12,891,574	$ 9,089,601	$ 5,298,017